Classification of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Classification of financial assets and liabilities
Schedule of financial assets by accounting category

	December 31, 2019
	Financial assets at fair value through
	profit or loss
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	1,362	1,362
Treasuries/government bonds	8,344	—	—	8,344
Other interest-bearing securities except loans	53,906	—	—	53,906
Loans in the form of interest-bearing securities	—	—	43,627	43,627
Loans to credit institutions	—	—	27,010	27,010
Loans to the public	—	—	163,848	163,848
Derivatives	4,380	2,588	—	6,968
Total financial assets	66,630	2,588	235,847	305,065

	December 31, 2018
	Financial assets at fair value through
	profit or loss
		Derivatives used
		for hedge
Skr mn	Mandatorily	accounting	Amortized cost	Total
Cash and cash equivalents	—	—	2,416	2,416
Treasuries/government bonds	11,117	—	—	11,117
Other interest-bearing securities except loans	48,665	—	—	48,665
Loans in the form of interest-bearing securities	—	—	36,781	36,781
Loans to credit institutions	—	—	27,725	27,725
Loans to the public	—	—	161,094	161,094
Derivatives	4,565	1,964	—	6,529
Total financial assets	64,347	1,964	228,016	294,327

Schedule of financial liabilities by accounting category

	December 31, 2019
	Financial liabilities at fair value
	through profit or loss
		Designated upon	Derivatives
		initial	used for
		recognition	hedge
Skr mn	Mandatorily	(FVO)	accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	3,678	3,678
Debt securities issued	—	56,705	—	212,634	269,339
Derivatives	16,954	—	3,102	—	20,056
Total financial liabilities	16,954	56,705	3,102	216,312	293,073

	December 31, 2018
	Financial liabilities at fair value
	through profit or loss
		Designated upon	Derivatives
		initial	used for
		recognition	hedge
Skr mn	Mandatorily	(FVO)	accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	2,247	2,247
Debt securities issued	—	64,687	—	190,913	255,600
Derivatives	15,652	—	6,282	—	21,934
Total financial liabilities	15,652	64,687	6,282	193,160	279,781